UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Partners Asset Management, LLC
Address:  One International Place
          Boston, MA 02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and COMplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Henry J Lawlor Jr
Title:  Chief Compliance Officer
Phone:  (617) 419-2202

Signature, Place, and Date of Signing:


/s/ Henry J Lawlor Jr    Boston, Massachusetts      May 2, 2013
[Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total:  $140,796
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name

Monarch Partners Asset Management, LLC

FORM 13F

Monarch Partners Asset Management LLC

                                   31-Dec-12




                                         Title                                                                   Voting Authority
                                         of                  Value      Shares   Sh/   Put/  Invstmt  Other     ------------------
Name of Issuer                           class      CUSIP    (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole  Shared  None
-------------------                      -----      -----    --------   -------  ---   ----  -------  --------  ----  ------  ----
ACADIA HEALTHCARE CO INC                 COM      00404A109   1727      58748     SH          Sole             12197          46551
AGREE REALTY CORP.                       COM      008492100   1906      63329     SH          Sole             12717          50612
AIRGAS INC                               COM      009363102   1111      11200     SH          Sole             10100          1100
ALTISOURCE PORTFOLIO SOL                 COM      L0175J104   704       10100     SH          Sole             1853           8247
AMERICAN CAPITAL LTD.                    COM      02503Y103   320       21900     SH          Sole             7400           14500
ARRIS GROUP INC                          COM      04270V106   2017      117456    SH          Sole             67443          50013
ASPEN INSURANCE HOLDINGS LTD             COM      G05384105   1164      30176     SH          Sole             6158           24018
BALLY TECHNOLOGIES INC.                  COM      05874B107   2803      53931     SH          Sole             26043          27888
BERKLEY W R CORP COM                     COM      084423102   222       5000      SH          Sole             1700           3300
BIG 5 SPORTING GOODS CORP.               COM      08915P101   1085      69486     SH          Sole             12332          57154
BOB EVANS FARMS INC.                     COM      096761101   2880      67581     SH          Sole             30058          37523
C&J ENERGY SERVICES INC                  COM      12467B304   976       42634     SH          Sole             8487           34147
CAMPUS CREST COMMUNITIES INC             COM      13466Y105   980       70484     SH          Sole             12870          57614
CENTER BANCORP INC.                      COM      151408101   1071      86163     SH          Sole             15575          70588
CHARLES RIVER LABRATORIES, INC           COM      159864107   1200      27100     SH          Sole             5300           21800
CIT GROUP INC                            COM      125581801   1235      28414     SH          Sole             23914          4500
CLECO CORP NEW COM                       COM      12561W105   3782      80413     SH          Sole             36069          44344
CMS ENERGY CORP COM                      COM      125896100   1268      45400     SH          Sole             37500          7900
COLUMBUS MCKINNON CORP.                  COM      199333105   835       43367     SH          Sole             7906           35461
COMMUNITY HEALTH SYSTEMS INC             COM      203668108   1332      28100     SH          Sole             24800          3300
CORRECTIONS CORP AMER NEW                COM      22025Y407   1352      34600     SH          Sole             30500          4100
DELTIC TIMBER CORP.                      COM      247850100   1118      16262     SH          Sole             3057           13205
DELUXE CORP.                             COM      248019101   3066      74055     SH          Sole             32950          41105
DRESSER-RAND GROUP INC                   COM      261608103   216       3500      SH          Sole             1200           2300
EAGLE BANCORP INC. (MARYLAND)            COM      268948106   1460      66706     SH          Sole             13253          53453
EAST WEST BANCORP INC COM                COM      27579R104   1498      58360     SH          Sole             10320          48040
EL PASO ELECTRIC CO.                     COM      283677854   1652      49098     SH          Sole             8769           40329
EPLUS INC.                               COM      294268107   775       16779     SH          Sole             3003           13776
ETHAN ALLEN INTERIORS INC.               COM      297602104   2083      63273     SH          Sole             33066          30207
FAIRCHILD SEMICONDUCTOR INTL             COM      303726103   1220      86300     SH          Sole             15800          70500
FARMER BROS. CO.                         COM      307675108   659       44827     SH          Sole             8098           36729
FIRST REPUBLIC BANK/CA                   COM      33616C100   251       6500      SH          Sole             2200           4300
FLY LEASING LTD.                         COM      34407D109   1151      71161     SH          Sole             15146          56015
FORUM ENERGY TECHNOLOGIES IN             COM      34984V100   1127      39200     SH          Sole             8100           31100
GENESCO INC COM                          COM      371532102   984       16370     SH          Sole             3341           13029
GEO GROUP INC                            COM      36159R103   2979      79189     SH          Sole             42113          37076
GLOBAL POWER EQUIPMENT GROUP             COM      37941P306   865       49100     SH          Sole             9000           40100
GNC HOLDINGS INC-CL A                    COM      36191G107   1453      37000     SH          Sole             31600          5400
GP STRATEGIES CORP.                      COM      36225V104   1539      64497     SH          Sole             11759          52738
GRAPHIC PACKAGING HOLDING CO.            COM      388689101   2263      302084    SH          Sole             137672         164412
HAIN CELESTIAL GROUP INC.                COM      405217100   3890      63681     SH          Sole             29665          34016
HEALTHSOUTH CORP.                        COM      421924309   1059      40162     SH          Sole             8165           31997
HERTZ GLOBAL HOLDINGS INC.               COM      42805T105   1496      67200     SH          Sole             59100          8100
HILLTOP HOLDINGS INC.                    COM      432748101   1798      133303    SH          Sole             26801          106502
HOLOGIC INC                              COM      436440101   1266      56000     SH          Sole             47800          8200
HOME LOAN SERVICING SOLUTION             COM      G6648D109   2239      95967     SH          Sole             58143          37824
HORNBECK OFFSHORE SERVICES INC           COM      440543106   2512      54061     SH          Sole             30350          23711
HOWARD HUGHES CORP                       COM      44267D107   1341      16000     SH          Sole             14000          2000
INNOSPEC INC.                            COM      45768S105   909       20533     SH          Sole             4090           16443
INTEREPUBLIC GROUP OF COMPANIE           COM      460690100   249       19100     SH          Sole             6500           12600
INVESTORS BANCORP INC.                   COM      46146P102   1179      62782     SH          Sole             11453          51329
IRON MOUNTAIN INC                        COM      462846106   214       5900      SH          Sole             2000           3900
JOY GLOBAL INC                           COM      481165108   1345      22600     SH          Sole             19100          3500
KANSAS CITY SOUTHERN COM NEW             COM      485170302   211       1900      SH          Sole             600            1300
KIRBY CORP                               COM      497266106   1275      16600     SH          Sole             14300          2300
KNIGHT TRANSPORTATION INC.               COM      499064103   1912      118762    SH          Sole             67549          51213
LIONS GATE ENTERTAINMENT COR             COM      535919203   1176      49479     SH          Sole             12487          36992
M/I HOMES INC.                           COM      55305B101   1709      69900     SH          Sole             14500          55400
MAIDEN HOLDINGS LTD.                     COM      G5753U112   922       87100     SH          Sole             15900          71200
MANHATTAN ASSOCIATES INC.                COM      562750109   2016      27134     SH          Sole             15604          11530
MICROS SYSTEMS INC.                      COM      594901100   1497      32900     SH          Sole             29300          3600
MYR GROUP INC.                           COM      55405W104   1104      44956     SH          Sole             9226           35730
NATIONSTAR MORTGAGE HOLDINGS             COM      63861C109   1180      31991     SH          Sole             6624           25367
NETSCOUT SYSTEMS INC.                    COM      64115T104   954       38835     SH          Sole             7973           30862
NORTHWESTERN CORP                        COM      668074305   1204      30200     SH          Sole             5500           24700
OCWEN FINANCIAL CORP.                    COM      675746309   1476      38933     SH          Sole             32733          6200
OFG BANCORP                              COM      67103X102   1331      85800     SH          Sole             15700          70100
OMNIAMERICAN BANCORP INC.                COM      68216R107   1353      53506     SH          Sole             9621           43885
ON SEMICONDUCTOR CORP                    COM      682189105   1384      167200    SH          Sole             144300         22900
ORITANI FINANCIAL CORP.                  COM      68633D103   1231      79473     SH          Sole             12324          67149
PACWEST BANCORP.                         COM      695263103   2671      91755     SH          Sole             49619          42136
PERFORMANT FINANCIAL CORP                COM      71377E105   2357      191909    SH          Sole             102317         89592
PERKINELMER INC.                         COM      714046109   1290      38360     SH          Sole             33660          4700
PHH CORP                                 COM      693320202   3105      141372    SH          Sole             74892          66480
RAMCOGERSHENSON PROPERTIES               COM      751452202   1824      108543    SH          Sole             57031          51512
REX ENERGY CORP COM                      COM      761565100   1263      76614     SH          Sole             16958          59656
RPX CORP                                 COM      74972G103   357       25322     SH          Sole             4500           20822
RYDER SYSTEM INC                         COM      783549108   2426      40605     SH          Sole             8503           32102
RYMAN HOSPITALITY PROPERTIES             COM      78377T107   3352      73257     SH          Sole             35144          38113
SKECHERS USA INC. (CL A)                 COM      830566105   1746      82564     SH          Sole             15084          67480
SPECTRUM BRANDS HOLDINGS INC.            COM      84763R101   1728      30540     SH          Sole             6907           23633
SPIRIT AIRLINES INC                      COM      848577102   1138      44881     SH          Sole             9221           35660
SS&C TECHNOLOGIES HOLDINGS               COM      78467J100   1616      53900     SH          Sole             11000          42900
STAG INDUSTRIAL INC.                     COM      85254J102   905       42539     SH          Sole             7716           34823
SUMMIT HOTEL PROPERTIES INC.             COM      866082100   1719      164216    SH          Sole             27072          137144
SUPER MICRO COMPUTER INC.                COM      86800U104   1033      91465     SH          Sole             16328          75137
SYNNEX CORP.                             COM      87162W100   1898      51300     SH          Sole             29100          22200
TEXTAINER GROUP HOLDINGS LTD.            COM      G8766E109   656       16590     SH          Sole             3001           13589
THORATEC CORP.                           COM      885175307   1598      42612     SH          Sole             8859           33753
TITAN INTERNATIONAL INC.                 COM      88830M102   892       42300     SH          Sole             7700           34600
TMS INTERNATIONAL CORP-A                 COM      87261Q103   659       49887     SH          Sole             9070           40817
TOWER GROUP INC.                         COM      G8988C105   1397      75700     SH          Sole             13800          61900
TRIANGLE PETROLEUM CORP                  COM      89600B201   710       107570    SH          Sole             19777          87793
TRONOX LTD                               COM      Q9235V101   2128      107408    SH          Sole             56226          51182
TUESDAY MORNING CORP.                    COM      899035505   442       56900     SH          Sole             10400          46500
UNITIL CORP.                             COM      913259107   1325      47100     SH          Sole             9700           37400
WAUSAU PAPER CORP.                       COM      943315101   1521      141100    SH          Sole             28300          112800
WNS HOLDINGS LTD - ADR                   COM      92932M101   1281      86900     SH          Sole             18600          68300